DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statutory position [Member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 2,666	£ 2,453
Deferred tax liabilities	(44)
Asset at 31 December	2,622	2,453
Tax disclosure [Member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	4,917	4,731
Deferred tax liabilities	(2,295)	(2,278)
Asset at 31 December	£ 2,622	£ 2,453